Exhibit 99.1

World Omni Auto Receivables Trust 2020-A
Monthly Servicer Certificate
December 31, 2022

Dates Covered
Collections Period	12/01/22 - 12/31/22
Interest Accrual Period	12/15/22 - 01/16/23
30/360 Days	30
Actual/360 Days	33
Distribution Date	01/17/23

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 11/30/22	208,061,678.77	15,800
Yield Supplement Overcollateralization Amount 11/30/22	4,148,954.61	0
Receivables Balance 11/30/22	212,210,633.38	15,800
Principal Payments	9,853,754.37	241
Defaulted Receivables	224,585.77	11
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 12/31/22	3,821,670.07	0
Pool Balance at 12/31/22	198,310,623.17	15,548

Pool Statistics	$ Amount	# of Accounts
Pool Factor	23.12%
Prepayment ABS Speed	1.05%
Aggregate Starting Principal Balance	874,456,597.95	31,561

Delinquent Receivables:
Past Due 31-60 days	2,751,146.64	161
Past Due 61-90 days	701,328.30	38
Past Due 91-120 days	161,629.79	10
Past Due 121+ days	0.00	0
Total	3,614,104.73	209

Total 31+ Delinquent as % Aggregate Ending Principal Balance	1.79%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.43%
Delinquency Trigger Occurred	NO

Recoveries	92,245.98
Aggregate Net Losses/(Gains) - December 2022	132,339.79
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.75%
Prior Net Losses/(Gains) Ratio	0.02%
Second Prior Net Losses/(Gains) Ratio	0.02%
Third Prior Net Losses/(Gains) Ratio	0.14%
Four Month Average	0.23%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.58%

Overcollateralization Target Amount	4,184,394.91
Actual Overcollateralization	4,184,394.91
Weighted Average Contract Rate	4.26%
Weighted Average Contract Rate, Yield Adjusted	5.92%
Weighted Average Remaining Term	30.80

Flow of Funds	$ Amount
Collections	10,696,923.63
Investment Earnings on Cash Accounts	8,094.54
Servicing Fee	(176,842.19)
Transfer to Collection Account	-
Available Funds	10,528,175.98

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	160,688.59
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	30,132.00
(5) Noteholders' Second Priority Principal Distributable Amount	-
(6) Class C Interest	17,165.33
(7) Noteholders' Third Priority Principal Distributable Amount	5,566,660.69
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	4,184,394.91
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	569,134.46
(12) Collection Account Redeposits	-

Total Distributions of Available Funds	10,528,175.98

Servicing Fee	176,842.19
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	797,110,000.00
Original Class B	25,110,000.00
Original Class C	12,560,000.00

Total Class A, B, & C
Note Balance @ 12/15/22	203,877,283.86
Principal Paid	9,751,055.60
Note Balance @ 01/17/23	194,126,228.26

Class A-1
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-2a
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-2b
Note Balance @ 12/15/22	0.00
Principal Paid	0.00
Note Balance @ 01/17/23	0.00
Note Factor @ 01/17/23	0.0000000%

Class A-3
Note Balance @ 12/15/22	89,297,283.86
Principal Paid	9,751,055.60
Note Balance @ 01/17/23	79,546,228.26
Note Factor @ 01/17/23	28.9891502%

Class A-4
Note Balance @ 12/15/22	76,910,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	76,910,000.00
Note Factor @ 01/17/23	100.0000000%

Class B
Note Balance @ 12/15/22	25,110,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	25,110,000.00
Note Factor @ 01/17/23	100.0000000%

Class C
Note Balance @ 12/15/22	12,560,000.00
Principal Paid	0.00
Note Balance @ 01/17/23	12,560,000.00
Note Factor @ 01/17/23	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	207,985.92
Total Principal Paid	9,751,055.60
Total Paid	9,959,041.52

Class A-1
Coupon	1.04922%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2a
Coupon	1.02000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2a Holders	0.00

Class A-2b
One-Month Libor	N/A
Coupon	0.29000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2b Holders	0.00

Class A-3
Coupon	1.10000%
Interest Paid	81,855.84
Principal Paid	9,751,055.60
Total Paid to A-3 Holders	9,832,911.44

Class A-4
Coupon	1.23000%
Interest Paid	78,832.75
Principal Paid	0.00
Total Paid to A-4 Holders	78,832.75

Class B
Coupon	1.44000%
Interest Paid	30,132.00
Principal Paid	0.00
Total Paid to B Holders	30,132.00

Class C
Coupon	1.64000%
Interest Paid	17,165.33
Principal Paid	0.00
Total Paid to C Holders	17,165.33

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2491506
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	11.6809885
Total Distribution Amount	11.9301391

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2a Interest Distribution Amount	0.0000000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	0.0000000

A-2b Interest Distribution Amount	0.0000000
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.2983085
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	35.5359169
Total A-3 Distribution Amount	35.8342254

A-4 Interest Distribution Amount	1.0250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.0250000

B Interest Distribution Amount	1.2000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.2000000

C Interest Distribution Amount	1.3666664
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	1.3666664

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Third Priority Principal Distributable Amount	570.88
Noteholders' Principal Distributable Amount	429.12

Account Balances	$ Amount
Reserve Account
Balance as of 12/15/22	2,092,197.46
Investment Earnings	6,954.70
Investment Earnings Paid	(6,954.70)
Deposit/(Withdrawal)	-
Balance as of 01/17/23	2,092,197.46
Change	-

Required Reserve Amount	2,092,197.46

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$1,257,701.00	$1,318,035.08	$1,820,437.18
Number of Extensions	76	76	105
Ratio of extensions to Beginning of Period Receivables Balance	0.59%	0.59%	0.78%